Other liabilities - Changes in the provision for employee benefits (Details) - Provision for employee benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 8,079	$ 8,038
Actuarial gain/loss (in other comprehensive income)	19	227
Interest for services	99	136
Service Cost	372	304
Amounts paid in the year	(467)	(495)
Translation differences and inflation adjustment	592	(131)
Balances at the end of year	$ 8,694	$ 8,079